Exhibit 99.1

World Omni Auto Receivables Trust 2023-C

Monthly Servicer Certificate

September 30, 2025

Dates Covered
Collections Period	09/01/25 - 09/30/25
Interest Accrual Period	09/15/25 - 10/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/25	376,937,252.29	21,465
Yield Supplement Overcollateralization Amount 08/31/25	26,499,181.04	0
Receivables Balance 08/31/25	403,436,433.33	21,465
Principal Payments	19,197,005.34	484
Defaulted Receivables	740,309.73	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/25	24,633,069.25	0
Pool Balance at 09/30/25	358,866,049.01	20,948

Pool Statistics	$ Amount	# of Accounts
Pool Factor	32.96%
Prepayment ABS Speed	1.41%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	7,774,098.46	314
Past Due 61-90 days	2,638,744.29	99
Past Due 91-120 days	426,996.02	22
Past Due 121+ days	0.00	0
Total	10,839,838.77	435

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.83%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.80%
Delinquency Trigger Occurred	NO

Recoveries	603,320.01
Aggregate Net Losses/(Gains) - September 2025	136,989.72
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.41%
Prior Net Losses/(Gains) Ratio	0.19%
Second Prior Net Losses/(Gains) Ratio	0.65%
Third Prior Net Losses/(Gains) Ratio	0.21%
Four Month Average	0.37%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.68%

Overcollateralization Target Amount	5,206,702.45
Actual Overcollateralization	5,206,702.45
Weighted Average Contract Rate	6.12%
Weighted Average Contract Rate, Yield Adjusted	10.74%
Weighted Average Remaining Term	38.19

Flow of Funds	$ Amount
Collections	21,902,276.67
Investment Earnings on Cash Accounts	11,418.04
Servicing Fee	(336,197.03)
Transfer to Collection Account	-
Available Funds	21,577,497.68

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,385,879.03
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	71,859.58
(7) Noteholders' Third Priority Principal Distributable Amount	12,864,500.83
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,206,702.45
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,909,195.79

Total Distributions of Available Funds	21,577,497.68

Servicing Fee	336,197.03
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 09/15/25	371,730,549.84
Principal Paid	18,071,203.28
Note Balance @ 10/15/25	353,659,346.56

Class A-1
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-2a
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-2b
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-3
Note Balance @ 09/15/25	240,880,549.84
Principal Paid	18,071,203.28
Note Balance @ 10/15/25	222,809,346.56
Note Factor @ 10/15/25	70.4424112%

Class A-4
Note Balance @ 09/15/25	84,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	84,000,000.00
Note Factor @ 10/15/25	100.0000000%

Class B
Note Balance @ 09/15/25	31,200,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	31,200,000.00
Note Factor @ 10/15/25	100.0000000%

Class C
Note Balance @ 09/15/25	15,650,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	15,650,000.00
Note Factor @ 10/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,597,098.61
Total Principal Paid	18,071,203.28
Total Paid	19,668,301.89

Class A-1
Coupon	5.60700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	4.37208%
Coupon	4.78208%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.15000%
Interest Paid	1,033,779.03
Principal Paid	18,071,203.28
Total Paid to A-3 Holders	19,104,982.31

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.5375197
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.3970669
Total Distribution Amount	18.9345866

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.2683498
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	57.1331119
Total A-3 Distribution Amount	60.4014617

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	711.88
Noteholders' Principal Distributable Amount	288.12

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/25	2,603,351.22
Investment Earnings	8,803.69
Investment Earnings Paid	(8,803.69)
Deposit/(Withdrawal)	-
Balance as of 10/15/25	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,215,187.24	2,404,688.16	2,709,989.13
Number of Extensions	89	92	106
Ratio of extensions to Beginning of Period Receivables Balance	0.55%	0.57%	0.61%